Investment in Equity Accounted Joint Venture - Summary of Investment in Equity Accounted Joint Venture (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Equity contributions to joint venture entity	$ 41,000
Share of results	(38)
Capitalized interest	1,024
Legal costs	476
Investment in equity accounted joint venture, ending balance	$ 42,462